Note 11 - Short Term Borrowings and Notes Payable: Schedule of Short-term Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Tables/Schedules
Schedule of Short-term Debt

As of March 31, 2016 the major components of our notes and borrowings consisted of the following:

3/31/16
Hana Bank six month note extended with 12 month term
renewable periods with a variable interest rate currently at 3.65%
interest only payable monthly and securred by the company.	$62,883

Hana Bank six month note extended with 12 month term
renewable periods with a variable interest rate currently at 6.24%
interest only payable monthly.	76,479

KookMin Bank six month note extended with 12 month term
renewable periods with a variable interest rate currently at 3.28%
interest only payable monthly and securred by the company	84,977

Industrial Bank of Korea Bank four year note extended with 12 month extension fully amortizing with a variable interest rate currently at 3.83%
payable monthly.	127,465

NH Bank six month note extended with 12 month term
renewable periods with a variable interest rate currently at 7.25%
interest only payable monthly.	7,954

Total Liabilities	359,757

Less current portion	264,158

Long tem debt	$95,599

12/31/15
Hana Bank six month note extended with 12 month term
renewable periods with a variable interest rate currently at 3.65%
interest only payable monthly and securred by the company.	$45,505

Hana Bank six month note extended with 12 month term
renewable periods with a variable interest rate currently at 6.24%
interest only payable monthly.	75,775

Hana Bank six month note extended with 12 month term
renewable periods with a variable interest rate currently at 3.64%
interest only payable monthly and securred by the company.	46,800

KookMin Bank six month note extended with 12 month term
renewable periods with a variable interest rate currently at 3.28%
interest only payable monthly and securred by the company	85,245

Industrial Bank of Korea Bank four year note extended with 12 month extension fully amortizing with a variable interest rate currently at 3.83%
payable monthly.	35,718

NH Bank six month note extended with 12 month term
renewable periods with a variable interest rate currently at 7.25%
interest only payable monthly.	34,000

Total Liabilities	323,043

Less current portion	49,397

Long tem debt	$273,646